Label	Element	Value
SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Nuveen Bloomberg High Yield Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield municipal bond market and to provide income that is exempt from federal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund's “Other expenses” and “Total annual Fund operating expenses” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In seeking to track the performance of the Bloomberg Municipal Yield Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Sub-Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. Additionally, the Fund intends to invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in investments the income of which is exempt from Federal income tax. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund). In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries.
The Index is market value-weighted and designed to measure the performance of U.S. dollar-denominated high-yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies. The Index includes fully tax-exempt investment grade, non-investment grade (“junk”) and non-rated bonds, but does not include defaulted securities. Bonds included in the Index may include private activity bonds, which are typically issued by or on behalf of local or state governments for the purpose of financing the project of a private user. The Index consists of bonds that are constituents of the Bloomberg Municipal High Yield Bond Index and Bloomberg U.S. Municipal Bond Index as follows: (i) 70% of the Index is represented by the constituents of the Bloomberg Municipal High Yield Bond Index, the constituents of which are non-rated or rated no higher than Ba1 by Moody's Investors Service, Inc. (“Moody's”) or BB+ by Standard & Poor's (“S&P”) or Fitch Ratings Inc. (“Fitch”); (ii) 20% of the Index is represented by the constituents of the Bloomberg U.S. Municipal Bond Index that are rated Baa3, Baa2, or Baa1 by Moody's or BBB-, BBB, or BBB+ by S&P or Fitch; and (iii) 10% of the Index is represented by the constituents of the Bloomberg U.S. Municipal Bond Index that are rated A3, A2, or A1 by Moody's or A-, A, or A+ by S&P or Fitch. Constituents of the Bloomberg Municipal High Yield Bond Index must have a total amount outstanding of $3 million or more and be issued as part of a transaction of at least $20 million. Constituents of the Bloomberg U.S. Municipal Bond Index must have a total amount outstanding of $7 million or more and be issued as part of a transaction of at least $75 million. Only fixed-rate coupon bonds (including zero coupon bonds) with a remaining maturity of at least one year and a dated date of January 1, 1991 or later are eligible for inclusion in the Index. Securities included in the Index may include when-issued securities, as well as securities that are subject to restrictions on resale under the U.S. federal securities laws (“restricted securities”). The securities in the Index rebalance on the last business day of each month. As of July 31, 2023, there were 18,440 securities in the Index.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and of a relevant broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.ssga.com/spdrs.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and of a relevant broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-787-2257
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.ssga.com/spdrs
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 6.51% (Q1, 2014) Lowest Quarterly Return: -7.50% (Q1, 2022)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective October 1, 2019 (the “Benchmark Index Change Date”), the Fund's benchmark index changed from the S&P Municipal Yield Index (the “Previous Benchmark Index”) to the Bloomberg Municipal Yield Index, consistent with a change in the Fund's principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund's investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.

SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.
SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Debt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Below Investment Grade Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Fluctuation of Net Asset Value Share Premiums and Discounts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Indexing Strategy Index Tracking Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. To the extent circumstances evolve in between reconstitutions, the Index may include, and the Fund may therefore hold for a period of time, securities of companies that do not align with the Index's objective and/or criteria. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Sub-Adviser may attempt to track the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.

SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. If the liquidity of the Fund's holdings deteriorates, it may lead to differences between the market price of Fund Shares and the net asset value of Fund Shares, and could result in the Fund Shares being less liquid. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Restricted Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.

SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Political Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Political Risk: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Private Activity Bonds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Private Activity Bonds Risk: Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place limitations on the size of such issues. The credit and quality of private activity bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds are the responsibility of the corporate user (and/or any guarantor), which means that the holder of the private activity bond is exposed to the risk that the corporate user (and/or any guarantor) may default on the private activity bond. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for and the ability of corporate users to pay for the projects financed by private activity bonds. The Fund's distributions of its interest income from private activity bonds may subject certain investors to the federal alternative minimum tax applicable to noncorporate taxpayers.

SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Tax Exemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tax Exemption Risk: There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | When Issued Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
When-Issued Securities Risk: The Fund may purchase securities on a when-issued or forward commitment basis. The purchase price of such securities is typically fixed at the time of the commitment, with delivery and payment taking place in the future. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund's net asset value. Default by, or bankruptcy of, a counterparty to a when-issued transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. Financial Industry Regulatory Authority, Inc. rules impose mandatory margin requirements for certain types of when-issued or forward commitment transactions, with limited exceptions. Such transactions require mandatory collateralization which may increase the cost of such transactions and impose added operational complexity.

SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Municipal Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Municipal Obligations Risk: Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations may be adversely affected by local political and economic conditions and developments. In addition, the values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, changes in U.S. federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed by the Fund to shareholders to be taxable and may result in a significant decline in the values of such municipal obligations.

SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.35%	[1]
Year 1	rr_ExpenseExampleYear01	$ 36
Year 3	rr_ExpenseExampleYear03	113
Year 5	rr_ExpenseExampleYear05	197
Year 10	rr_ExpenseExampleYear10	443
Year 1	rr_ExpenseExampleNoRedemptionYear01	36
Year 3	rr_ExpenseExampleNoRedemptionYear03	113
Year 5	rr_ExpenseExampleNoRedemptionYear05	197
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 443
2013	rr_AnnualReturn2013	(6.99%)	[2]
2014	rr_AnnualReturn2014	16.44%	[2]
2015	rr_AnnualReturn2015	3.71%	[2]
2016	rr_AnnualReturn2016	2.17%	[2]
2017	rr_AnnualReturn2017	3.85%	[2]
2018	rr_AnnualReturn2018	3.80%	[2]
2019	rr_AnnualReturn2019	10.10%	[2]
2020	rr_AnnualReturn2020	3.18%	[2]
2021	rr_AnnualReturn2021	5.44%	[2]
2022	rr_AnnualReturn2022	(15.27%)	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-To-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.50%)
One Year	rr_AverageAnnualReturnYear01	(15.27%)
Five Years	rr_AverageAnnualReturnYear05	1.05%
Ten Years	rr_AverageAnnualReturnYear10	2.30%
SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Return After Taxes on Distributions | SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(15.29%)
Five Years	rr_AverageAnnualReturnYear05	1.02%
Ten Years	rr_AverageAnnualReturnYear10	2.28%
SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Return After Taxes on Distributions and Sale of Fund Shares | SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.78%)
Five Years	rr_AverageAnnualReturnYear05	1.71%
Ten Years	rr_AverageAnnualReturnYear10	2.70%
SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Bloomberg Municipal Yield Index/S&P Municipal Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.41%)	[3]
Five Years	rr_AverageAnnualReturnYear05	2.47%	[3]
Ten Years	rr_AverageAnnualReturnYear10	3.50%	[3]
SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.01%)
Five Years	rr_AverageAnnualReturnYear05	0.02%
Ten Years	rr_AverageAnnualReturnYear10	1.06%

[1]	The Fund's “Other expenses” and “Total annual Fund operating expenses” have been restated to reflect current fees.
[2]	As of 9/30/2023, the Fund's Calendar Year-To-Date return was -0.39%.
[3]	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.